Capital and reserves	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Capital and reserves	Called-up share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2024		2023		2022
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	17,900,800	4,475	19,097,783	4,774	20,778,082	5,194
Issue of new shares for employee share-based payment plans	—	—	66,000	17	55,000	14
Issue of new shares – other[b]	—	—	—	—	165,105	41
Repurchase of ordinary share capital	(1,238,335)	(310)	(1,262,983)	(316)	(1,900,404)	(475)
At 31 December	16,662,465	4,165	17,900,800	4,475	19,097,783	4,774
		4,186		4,496		4,795
aThe nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
b165 million new ordinary shares were issued in April 2022 as non-cash consideration for the acquisition of the public units of BP Midstream Partners LP.
Voting on substantive resolutions tabled at a general meeting is on a poll. On a poll, shareholders present in person or by proxy have two votes for every £5 in nominal amount of the first and second preference shares held and one vote for every ordinary share held. On a show-of-hands vote on other resolutions
(procedural matters) at a general meeting, shareholders present in person or by proxy have one vote each.
In the event of the winding up of the company, preference shareholders would be entitled to a sum equal to the capital paid up on the preference shares, plus an amount in respect of accrued and unpaid dividends and a premium equal to the higher of (i) 10% of the capital paid up on the preference shares and (ii) the excess of the average market price of such shares on the London Stock Exchange during the previous six months over par value.
During 2024 the company repurchased 1,238 million (2023 1,263 million) ordinary shares for a total consideration of $7,127 million (2023 $7,918 million) , including transaction costs of $38 million (2023 $43 million). All shares purchased were for cancellation. The repurchased shares represented 7.4% of ordinary share capital. A further 176 million ordinary shares were repurchased between the end of the reporting period and 14 February 2025, the latest practicable date before the completion of these financial statements, for a total cost of $927 million of which $922 million has been accrued at 31
December 2024. The number of shares in issue is reduced when shares are repurchased.
Treasury shares[a]

		2024		2023		2022
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,077,079	271	1,124,927	281	1,137,457	283
Purchases for settlement of employee share plans	8,302	2	24,688	6	14,150	4
Issue of new shares for employee share-based payment plans	—	—	71,039	19	55,000	14
Shares re-issued for employee share-based payment plans	(273,360)	(69)	(143,575)	(35)	(81,680)	(20)
At 31 December	812,021	204	1,077,079	271	1,124,927	281
Of which – shares held in treasury by bp	481,474	121	726,339	183	940,571	235
– shares held in ESOP trusts	330,510	83	350,704	88	184,356	46
– shares held by bp’s US share plan administrator[b]	37	—	36	—	—	—
a    See Note 32 for definition of treasury shares.
b    Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.
For each year presented, the balance of shares held in treasury by bp at 1 January represents 4.1% (2023 4.9% and 2022 5.0%) of the called-up ordinary share capital of the company.
During 2024, the movement in shares held in treasury by bp represented 1.4% (2023 1.1% and 2022 less than 0.5%) of the ordinary share capital of the
company.Capital and reserves

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2024	4,496	13,815	2,496	27,206	48,013
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[a]	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(310)	—	310	—	—
Share-based payments, net of tax[b]	—	216	—	—	216
Issue of perpetual hybrid bonds	—	—	—	—	—
Redemption of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2024	4,186	14,031	2,806	27,206	48,229

At 1 January 2023	4,795	13,692	2,180	27,206	47,873
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(316)	—	316	—	—
Share-based payments, net of tax[b]	17	123	—	—	140
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2023	4,496	13,815	2,496	27,206	48,013
aIncludes $942 million recycling of cumulative foreign exchange losses from reserves relating to the sale of bp's Türkiye ground fuels business to Petrol Ofisi, offset by movements in Pound Sterling against the US dollar.
bMovements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Investments in equity instruments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(11,323)	(1,920)	38	319	(183)	174	35,339	70,283	13,566	1,644	85,493
—	—	—	—	—	—	381	381	641	207	1,229

—	(276)	(1)	—	—	(1)	—	(277)	—	(87)	(364)
—	—	—	(406)	(4)	(410)	—	(410)	—	—	(410)
—	—	—	—	—	—	(12)	(12)	—	—	(12)
—	—	—	—	—	—	(1)	(1)	—	—	(1)

—	—	—	—	—	—	367	367	—	—	367
—	—	(40)	—	—	(40)	—	(40)	—	—	(40)
—	—	—	(1)	—	(1)	—	(1)	—	—	(1)
—	(276)	(41)	(407)	(4)	(452)	735	7	641	120	768
—	—	—	—	—	—	(5,018)	(5,018)	—	(375)	(5,393)
—	—	—	(10)	—	(10)	—	(10)	—	—	(10)
—	—	—	—	—	—	(7,302)	(7,302)	—	—	(7,302)
2,293	—	—	—	—	—	(1,426)	1,083	—	—	1,083
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	(22)	(22)	4,352	—	4,330
—	—	—	—	—	—	9	9	(1,300)	—	(1,291)
—	—	—	—	—	—	—	—	(610)	—	(610)
—	—	—	—	—	—	216	216	—	1,034	1,250
(9,030)	(2,196)	(3)	(98)	(187)	(288)	22,531	59,246	16,649	2,423	78,318

(12,153)	(2,643)	—	(183)	(73)	(256)	34,732	67,553	13,390	2,047	82,990
—	—	—	—	—	—	15,239	15,239	586	55	15,880

—	728	—	—	—	—	—	728	—	26	754
—	—	—	488	(110)	378	—	378	—	—	378
—	—	—	—	—	—	(192)	(192)	—	—	(192)

—	—	—	—	—	—	(1,504)	(1,504)	—	—	(1,504)
—	—	38	—	—	38	—	38	—	—	38
—	—	—	15	—	15	—	15	—	—	15
—	728	38	503	(110)	431	13,543	14,702	586	81	15,369
—	—	—	—	—	—	(4,831)	(4,831)	—	(403)	(5,234)
—	—	—	(1)	—	(1)	—	(1)	—	—	(1)
—	—	—	—	—	—	(8,167)	(8,167)	—	—	(8,167)
830	—	—	—	—	—	(301)	669	—	—	669
—	—	—	—	—	—	1	1	—	—	1
—	—	—	—	—	—	(1)	(1)	176	—	175
—	(5)	—	—	—	—	—	(5)	(586)	—	(591)
—	—	—	—	—	—	363	363	—	(81)	282
(11,323)	(1,920)	38	319	(183)	174	35,339	70,283	13,566	1,644	85,493
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2022	5,215	12,745	1,705	27,206	46,871
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[b]	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)[c]	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Issue of ordinary share capital	41	779	—	—	820
Repurchases of ordinary share capital	(475)	—	475	—	—
Share-based payments, net of tax[a]	14	168	—	—	182
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2022	4,795	13,692	2,180	27,206	47,873
aMovements in treasury shares relate to employee share-based payment plans.
bFollowing bp’s decision to exit its shareholding in Rosneft on 27 February 2022, $10,372 million was reclassified to the income statement.
cFollowing bp’s decision to exit its shareholding in Rosneft on 27 February 2022 $651 million was reclassified to the income statement.
32. Capital and reserves – continued

									$ million
Treasury shares	Foreign currency translation reserve	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
							Hybrid bonds	Other interest
(12,624)	(9,572)	(851)	(176)	(1,027)	51,815	75,463	13,041	1,935	90,439
—	—	—	—	—	(2,487)	(2,487)	519	611	(1,357)

—	6,914	—	—	—	—	6,914	—	(61)	6,853
—	—	671	103	774	—	774	—	—	774
—	—	—	—	—	402	402	—	—	402
—	—	—	—	—	(225)	(225)	—	—	(225)

—	—	—	—	—	408	408	—	—	408
—	—	(4)	—	(4)	—	(4)	—	—	(4)
—	6,914	667	103	770	(1,902)	5,782	519	550	6,851
—	—	—	—	—	(4,365)	(4,365)	—	(294)	(4,659)
—	—	1	—	1	—	1	—	—	1
—	—	—	—	—	—	820	—	—	820
—	—	—	—	—	(10,493)	(10,493)	—	—	(10,493)
471	—	—	—	—	194	847	—	—	847
—	—	—	—	—	(4)	(4)	374	—	370
—	15	—	—	—	—	15	(544)	—	(529)
—	—	—	—	—	(513)	(513)	—	(144)	(657)
(12,153)	(2,643)	(183)	(73)	(256)	34,732	67,553	13,390	2,047	82,990
32. Capital and reserves – continued
Share capital
The balance on the share capital account represents the aggregate nominal value of all ordinary and preference shares in issue, including treasury shares.
Share premium account
The balance on the share premium account represents the amounts received in excess of the nominal value of the ordinary and preference shares.
Capital redemption reserve
The balance on the capital redemption reserve represents the aggregate nominal value of all the ordinary shares repurchased and cancelled.
Merger reserve
The balance on the merger reserve represents the premium arising where the fair value of the consideration given is in excess of the nominal value of the ordinary shares issued in an acquisition made by the issue of shares where merger relief under the Companies Act applies.
Treasury shares
Treasury shares represent bp shares repurchased and available for specific and limited purposes. For accounting purposes shares held in Employee Share
Ownership Plans (ESOPs) and bp’s US share plan administrator to meet the future requirements of the employee share-based payment plans are treated in the same manner as treasury shares and are, therefore, included in the financial statements as treasury shares. The ESOPs are funded by the group and have waived their rights to dividends in respect of such shares held for future awards. Until such time as the shares held by the ESOPs vest unconditionally to employees, the amount paid for those shares is shown as a reduction in shareholders’ equity. Assets and liabilities of the ESOPs are recognized as assets and liabilities of the group.
Investments in equity instruments
This reserve records the change in fair value of investments in equity instruments for which the group has elected to recognize fair value gains and losses in other comprehensive income.
Foreign currency translation reserve
The foreign currency translation reserve records exchange differences arising from the translation of the financial statements of foreign operations. Upon disposal of foreign operations, the related accumulated exchange differences are reclassified to the income statement.
Cash flow hedges
This reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge. For further information on the accounting for cash flow hedges see Note 1 - Derivative financial instruments and hedging activities.
Costs of hedging
This reserve records the change in fair value of the foreign currency basis spread of financial instruments to which cost of hedge accounting has been applied. The accumulated amount relates to time-period related hedged items and is amortized to profit or loss over the term of the hedging relationship.
For further information on the accounting for costs of hedging see Note 1 - Derivative financial instruments and hedging activities.
Profit and loss account
The balance held on this reserve is the accumulated retained profits of the group.
Non-controlling interests
Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to bp shareholders. Included within non-
controlling interests are perpetual subordinated hybrid bonds, perpetual subordinated hybrid securities and certain equity instruments with preferred distributions issued by group subsidiaries. The contractual terms of these instruments allow the group to defer coupon payments, equity distributions and repayment of principal indefinitely. However, the terms and conditions of each instrument stipulate the circumstances in which deferred payments and/or the principal amount of the instrument becomes payable. These circumstances, which include the announcement of a bp p.l.c. ordinary share or parity equity dividend distribution, are within the group’s control.
Perpetual subordinated hybrid bonds are issued by BP Capital Markets p.l.c., a group subsidiary, in euro, sterling and US dollars. During the year BP Capital
Markets p.l.c. voluntarily bought back $1.3 billion of the non-call 2025 4.375% US dollar hybrid bonds issued in 2020 and issued euro, sterling and US dollar hybrid bonds for a US dollar equivalent amount of $3.9 billion. Coupons on the new issuances are fixed for an initial period up to dates from 2030 to 2035 at rates of 4.375% to 6.45%. As at 31 December 2024 the total population of hybrid bonds include redemption options exercisable at the group’s discretion from June 2025 to March 2035 (the first ‘call date’), on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue. Coupons are fixed for an initial period up to dates from September 2025 to June 2035 at rates of 3.25% to 6.45% and reset to rates determined by the contractual terms of each instrument on certain dates thereafter. Whilst the contractual terms of these instruments allow the group to defer coupon payments and the repayment of principal indefinitely, the group has chosen to swap the non-US dollar hybrid bonds to a USD floating interest rate up to their respective first call periods. Payments made to and profit attributed to these hybrid bonds in the year totalled $485 million (2023 $477 million) and $517 million (2023 $473 million) respectively. The amount of hybrid bonds included in non-controlling interests at the end of the year was $14.6 billion (2023 $12.1 billion).
Perpetual subordinated hybrid securities issued by group subsidiaries include $500 million issued during 2024, specifically earmarked to fund BP
Alternative Energy Investments Ltd including the funding of Lightsource bp. Payments made to and profit attributed to perpetual hybrid securities in the year totalled $125 million (2023 $114 million) and $125 million (2023 $113 million) respectively. The amount of perpetual subordinated hybrid securities included within non-controlling interests at the end of the year was $2.0 billion (2023 $1.5 billion).
Equity instruments with preferred distributions issued by group subsidiaries include $1,330 million issued during 2024 comprising $500 million of proceeds from the sale of a 49% interest in a subsidiary that holds certain midstream assets offshore US; and $830 million of proceeds from the sale of a 25% non-
controlling interest in BP Pipelines TAP Limited, the bp subsidiary that holds a 20% share in Trans Adriatic Pipeline AG. In both transactions, the group retains control over the ability to defer equity distributions which are not guaranteed, and investors have no right to redeem their shares other than in certain circumstances that are within the group’s control. The amount associated with equity instruments with preferred distributions included within non-
controlling interests at the end of the year was approximately $1.3 billion (2023 $0.3 billion).
32. Capital and reserves – continued
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2024
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(288)	(76)	(364)
Cash flow hedges (including reclassifications)	(531)	125	(406)
Costs of hedging (including reclassifications)	(4)	—	(4)
Share of items relating to equity-accounted entities, net of tax	(12)	—	(12)
Other	—	(1)	(1)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset[a]	(360)	727	367
Remeasurements of equity investments	(47)	7	(40)
Cash flow hedges that will subsequently be transferred to the balance sheet	(1)	—	(1)
Other comprehensive income	(1,243)	782	(461)

			$ million
			2023
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	583	171	754
Cash flow hedges (including reclassifications)	637	(149)	488
Costs of hedging (including reclassifications)	(78)	(32)	(110)
Share of items relating to equity-accounted entities, net of tax	(192)	—	(192)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	(2,262)	758	(1,504)
Remeasurements of equity investments	51	(13)	38
Cash flow hedges that will subsequently be transferred to the balance sheet	15	—	15
Other comprehensive income	(1,246)	735	(511)

			$ million
			2022
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	6,973	(120)	6,853
Cash flow hedges (including reclassifications)	677	(6)	671
Costs of hedging (including reclassifications)	86	17	103
Share of items relating to equity-accounted entities, net of tax	402	—	402
Other	—	(225)	(225)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	340	68	408
Cash flow hedges that will subsequently be transferred to the balance sheet	(4)	—	(4)
Other comprehensive income	8,474	(266)	8,208
a2024 includes a $658-million credit in respect of the reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%.